Condensed Consolidated Balance Sheet - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 477,244,000	[1]	$ 800,535,000	[1],[2]	$ 1,340,140,000	[2]
Accounts receivable and accrued revenue, net of allowance	133,695,000		176,521,000		230,239,000
Assets held for sale					134,958,000
Other current assets	402,150,000		352,172,000		422,938,000
Due from related party
Total current assets	1,013,089,000		1,329,228,000		2,128,275,000
Property and equipment, net	5,707,310,000		6,859,163,000		8,399,541,000
Lease right-of-use assets, net	13,412,306,000		15,107,880,000		17,496,004,000
Restricted cash	11,275,000	[1]	53,618,000	[1],[2]	856,255,000	[2]
Equity method and other investments	197,942,000		214,940,000		203,719,000
Goodwill	676,932,000		679,351,000		698,416,000
Intangible assets, net	58,257,000		49,896,000		79,865,000
Other assets	878,766,000		1,062,258,000		1,285,739,000
Total assets	21,955,877,000	[1]	25,356,334,000	[1],[2]	31,147,814,000	[2]
Current liabilities:
Accounts payable	602,777,000		723,411,000
Accounts payable and accrued expenses			723,411,000		1,371,677,000
Members Service Retainers	385,946,000		358,566,000		605,574,000
Deferred revenue	134,691,000		176,004,000		180,390,000
Current lease obligations	853,011,000		847,531,000		685,629,000
Liabilities related to assets held for sale					25,442,000
Other current liabilities	437,046,000		83,755,000		218,820,000
Total current liabilities	2,413,471,000		2,189,267,000		3,087,532,000
Long-term lease obligations	18,401,347,000		20,263,606,000		21,251,163,000
Unsecured related party debt	2,200,000,000		1,200,000,000
Convertible related party liabilities, net	50,482,000		418,908,000		2,151,075,000
Long-term debt, net	659,379,000		688,356,000		1,389,431,000
Other liabilities	246,278,000		221,780,000		137,641,000
Total liabilities	23,970,957,000	[1]	24,981,917,000	[1],[2]	28,016,842,000	[2]
Commitments and Contingencies
Convertible preferred stock	8,379,182,000		7,666,098,000		6,473,604,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	276,162,000		380,242,000		1,032,080,000
Legacy WeWork shareholders' equity (deficit):
Additional paid-in capital	2,776,772,000		2,188,319,000		1,879,838,000
Accumulated other comprehensive income (loss)	(26,573,000)		(158,810,000)		(2,611,000)
Accumulated deficit	(13,427,090,000)		(9,703,490,000)		(6,574,322,000)
Total Legacy WeWork shareholders' deficit	10,676,690,000		(7,673,785,000)		(4,696,897,000)
Noncontrolling interests	6,266,000		1,862,000		322,185,000
Total stockholders' equity	(10,670,424,000)		(7,671,923,000)		(4,374,712,000)
Total Liabilities and Stockholders' Equity	21,955,877,000		25,356,334,000		31,147,814,000
Class A Common Stock
Legacy WeWork shareholders' equity (deficit):
Common stock value	177,000		42,000		41,000
Class B Common Stock
Legacy WeWork shareholders' equity (deficit):
Common stock value			129,000		129,000
Class C Common Stock
Legacy WeWork shareholders' equity (deficit):
Common stock value	24,000		25,000		$ 28,000
Class D Common Stock
Legacy WeWork shareholders' equity (deficit):
Common stock value			0
BOWX ACQUISITION CORP [Member]
Current assets:
Cash	242,155		921,049
Cash and cash equivalents	242,155		921,049
Prepaid expenses	240,705		372,412
Prepaid expenses			372,265
Due from related party			147
Total current assets	482,860		1,293,461
Investments held in Trust Account	483,078,641		483,227,051
Total assets	483,561,501		484,520,512
Current liabilities:
Accounts payable	376,731		315
Accrued expenses	5,791,175		76,695
Accrued income tax	0		12,010
Franchise tax payable	73,311		122,242
Total current liabilities	6,241,217		211,262
Deferred underwriting commissions in connection with the initial public offering	16,905,000		16,905,000
Warrant liabilities	16,168,533		13,292,400
Unsecured related party debt			195,000
Total liabilities	39,314,750		30,408,662
Commitments and Contingencies
Class A common stock, $0.0001 par value; 87,500,000 shares authorized; 43,231,098 and 44,911,184 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	483,000,000		483,000,000
Legacy WeWork shareholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of June 30, 2021 and December 31, 2020
Accumulated deficit	(38,754,457)		(28,889,358)
Total Legacy WeWork shareholders' deficit	(38,753,249)		(28,888,150)
Total stockholders' equity	(38,753,249)		(28,888,150)
Total Liabilities and Stockholders' Equity	483,561,501		484,520,512
BOWX ACQUISITION CORP [Member] | Class A Common Stock
Current liabilities:
Class A common stock, $0.0001 par value; 87,500,000 shares authorized; 43,231,098 and 44,911,184 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively			483,000,000
Legacy WeWork shareholders' equity (deficit):
Common stock value			0
Total Legacy WeWork shareholders' deficit			0
BOWX ACQUISITION CORP [Member] | Class B Common Stock
Legacy WeWork shareholders' equity (deficit):
Common stock value	1,208		1,208
Total Legacy WeWork shareholders' deficit	$ 1,208		$ 1,208

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.